Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Expenses [Abstract]
Disclosure of expense [Table Text Block]
	Year ended
	December 31,	December 31,
	2021	2020
Operating costs:
Direct mine and production costs	$75,126	$48,929
Conversion costs	9,252	1,976
Product acquisition costs	9,666	10,459
Royalties	8,867	7,107
Distribution costs	5,302	2,269
Inventory write-down (note 5)	3,210	177
Depreciation and amortization	21,537	17,473
Loss on iron ore sales	50	-
	$133,010	$88,390
Other general and administrative expenses:
Shareholder and regulatory	$358	$245
Travel	590	203
Donations	1,005	874
Occupancy	459	282
Information technology	1,076	405
Depreciation and amortization	974	34
Office and other	1,942	1,286
	$6,404	$3,329
Finance costs:
Interest expense	$922	$1,137
Interest on lease liabilities (note 8)	59	-
Accretion	147	162
Loss allowance for trade receivables (note 20(b))	7	51
	$1,135	$1,350
	Year ended
	December 31,	December 31,
	2021	2020
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	$8,218	$4,554
Share-based payments	3,135	1,638
	$11,353	$6,192